Subsequent events (Details)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] CNY	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] Second Traunche [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] Second Traunche [Member] CNY
Subsequent Event [Line Items]
Debt instrument, aggregate amount registered			$ 79,500,000	500,000,000
Debt instrument, face amount			$ 55,700,000	350,000,000	$ 23,800,000	150,000,000
Debt instrument, fixed interest rate	6.53%	6.88%	9.30%	9.30%
Debt instrument, maturity date			Jan. 31, 2016	Jan. 31, 2016